Additional Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Additional cash flow information
Cash interest paid	$ 2,822	$ 2,715	$ 110,163	$ 132,453	$ 63,413
Cash taxes paid	6,576	5,668	15,584	21,986	21,205
Extinguishment of shareholder loan on redemption of capital stock					7,808
Assets acquired through non-cash capital leases	0	48,529	48,529	126,415
Assets under construction related to aircraft purchase contracts novated to lessors					$ 45,306